Schedule of Investments (unaudited)
August 31, 2024
BlackRock U.S. Insights Long/Short Equity Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Industrial REITs — 0.8%
Lineage, Inc.(a) (Cost: $92,118)	1,181	$ 99,086
Total Long-Term Investments — 0.8% (Cost: $92,118)		99,086
Short-Term Securities
		Par (000)
U.S. Treasury Obligations(b) — 87.8%
U.S. Treasury Bills, 5.25%, 09/03/24	USD	10,750	10,749,600
Total Short-Term Securities — 87.8% (Cost: $10,746,467)			10,749,600
Total Investments — 88.6% (Cost: $10,838,585)			10,848,686
Other Assets Less Liabilities — 11.4%			1,400,804
Net Assets — 100.0%			$ 12,249,490
(a)	Non-income producing security.
(b)	Rates are discount rates or a range of discount rates as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/24	Shares Held at 08/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ 3,806	$ —	$ (3,806)(b)	$ —	$ —	$ —	—	$ 3(c)	$ —
(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments (unaudited)  (continued)
August 31, 2024
BlackRock U.S. Insights Long/Short Equity Fund
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 Annual Dividend Index	7	12/19/25	$ 132	$ 4,027
S&P 500 Annual Dividend Index	9	12/18/26	172	155
S&P 500 E-Mini Index	7	09/20/24	1,981	40,554
				44,736
Short Contracts
CBOE Volatility Index	1	09/18/24	15	5,539
				$ 50,275
OTC Total Return Swaps
Reference Entity	Payment Frequency	Counterparty(i)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	Barclays Bank PLC(a)	07/11/25	$ 556,107	$ (35,062)(b)	$ 532,280	91.7%
	Monthly	Goldman Sachs Bank USA(c)	08/18/26–08/19/26	1,025,676	(48,456)(d)	978,143	75.3
	Monthly	HSBC Bank PLC(e)	02/09/28	433,097	(82,982)(f)	355,963	71.3
	Monthly	Merrill Lynch International(g)	06/15/28	396,273	24,487(h)	440,751	83.4
					$ (142,013)	$ 2,307,137
(b)	Amount includes $(11,235) of net dividends and financing fees.
(d)	Amount includes $(923) of net dividends and financing fees.
(f)	Amount includes $(5,848) of net dividends and financing fees.
(h)	Amount includes $(19,991) of net dividends and financing fees.
(i)	The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(a)	(c)	(e)
Range:	15-75 basis points	5-50 basis points	0-20 basis points
Benchmarks:	USD Overnight Bank Funding Rate	U.S. Overnight Federal Funds Effective Rate	USD Overnight Bank Funding Rate

(g)
Range:	0-30 basis points
Benchmarks:	USD Overnight Bank Funding Rate

Schedule of Investments (unaudited)  (continued)
August 31, 2024
BlackRock U.S. Insights Long/Short Equity Fund
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Barclays Bank PLC as of period end, termination date July 11, 2025:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Automobile Components
Aptiv PLC	1,209	$ 86,480	16.2%
Automobiles
General Motors Co.	2,141	106,579	20.0
Biotechnology
Biogen, Inc.	21	4,300	0.8
Broadline Retail
Amazon.com, Inc.	714	127,449	23.9
Capital Markets
Intercontinental Exchange, Inc.	913	147,495	27.7
Construction & Engineering
Comfort Systems U.S.A., Inc.	277	97,925	18.4
Electric Utilities
Entergy Corp.	3,451	416,501	78.3
Electrical Equipment
AMETEK, Inc.	744	127,261	23.9
Energy Equipment & Services
Baker Hughes Co., Class A	1,094	38,476	7.2
Financial Services
Mastercard, Inc., Class A	975	471,257	88.5
Visa, Inc., Class A	1,665	460,156	86.5
		931,413
Health Care Providers & Services
Cardinal Health, Inc.	2,647	298,370	56.1
Life Sciences Tools & Services
Avantor, Inc.	4,346	112,301	21.1
ICON PLC	283	91,143	17.1
		203,444
Media
Comcast Corp., Class A	6,752	267,177	50.2
Fox Corp., Class A, NVS	8,700	359,919	67.6
		627,096
Multi-Utilities
CMS Energy Corp.	1,200	81,432	15.3
Oil, Gas & Consumable Fuels
BP PLC	10,802	366,836	68.9
Cenovus Energy, Inc.	552	10,234	1.9
Devon Energy Corp.	4,926	220,586	41.5
Hess Corp.	3,942	544,233	102.3
Suncor Energy, Inc.	9,260	375,400	70.5
		1,517,289
	Shares	Value	% of Basket Value
Pharmaceuticals
Sanofi SA	1,833	$ 103,125	19.4%
Professional Services
Dun & Bradstreet Holdings, Inc.	4,688	56,256	10.6
Equifax, Inc.	326	100,124	18.8
		156,380
Software
Microsoft Corp.	1,902	793,400	149.0
Oracle Corp.	956	135,073	25.4
		928,473
Total Reference Entity — Long		5,999,488
Reference Entity — Short
Common Stocks
Aerospace & Defense
General Electric Co.	548	(95,692)	(18.0)
Automobiles
Tesla, Inc.	76	(16,272)	(3.0)
Banks
Fifth Third Bancorp	207	(8,837)	(1.7)
Capital Markets
Goldman Sachs Group, Inc. (The)	434	(221,448)	(41.6)
Chemicals
Linde PLC	1,082	(517,466)	(97.2)
Commercial Services & Supplies
Copart, Inc.	4,708	(249,336)	(46.8)
GFL Environmental, Inc.	2,333	(101,042)	(19.0)
		(350,378)
Electric Utilities
FirstEnergy Corp.	13,734	(603,197)	(113.3)
NextEra Energy, Inc.	1,265	(101,845)	(19.1)
Southern Co. (The)	2,572	(222,221)	(41.8)
		(927,263)
Entertainment
Take-Two Interactive Software, Inc.	299	(48,351)	(9.1)
Ground Transportation
Canadian Pacific Kansas City Ltd.	1,706	(141,496)	(26.6)
Norfolk Southern Corp.	827	(211,844)	(39.8)
		(353,340)
Health Care Equipment & Supplies
DENTSPLY SIRONA, Inc.	994	(25,138)	(4.7)
Health Care Providers & Services
Centene Corp.	587	(46,273)	(8.7)
DaVita, Inc.	479	(72,291)	(13.6)
		(118,564)
Insurance
Aon PLC, Class A	516	(177,360)	(33.3)
Interactive Media & Services
Match Group, Inc.	232	(8,633)	(1.6)
IT Services
International Business Machines Corp.	848	(171,406)	(32.2)

Schedule of Investments (unaudited)  (continued)
August 31, 2024
BlackRock U.S. Insights Long/Short Equity Fund
	Shares	Value	% of Basket Value
Life Sciences Tools & Services
Repligen Corp.	292	$ (44,072)	(8.3)%
Media
Omnicom Group, Inc.	284	(28,522)	(5.4)
Office REITs
BXP, Inc.	1,297	(97,560)	(18.3)
Oil, Gas & Consumable Fuels
Coterra Energy, Inc.	5,294	(128,803)	(24.2)
Enbridge, Inc.	8,641	(347,195)	(65.2)
Exxon Mobil Corp.	251	(29,603)	(5.6)
Murphy Oil Corp.	462	(17,223)	(3.2)
Occidental Petroleum Corp.	900	(51,282)	(9.6)
Range Resources Corp.	5,196	(155,257)	(29.2)
Southwestern Energy Co.	8,774	(55,978)	(10.5)
		(785,341)
Personal Care Products
Kenvue, Inc.	4,223	(92,695)	(17.4)
Pharmaceuticals
Organon & Co.	5,944	(132,848)	(25.0)
Viatris, Inc.	3,894	(47,040)	(8.8)
		(179,888)
Professional Services
Thomson Reuters Corp.	3,529	(604,094)	(113.5)
Retail REITs
Regency Centers Corp.	1,314	(95,515)	(17.9)
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	967	(143,658)	(27.0)
Software
ANSYS, Inc.	23	(7,393)	(1.4)
Textiles, Apparel & Luxury Goods
Amer Sports, Inc.	8,095	(110,497)	(20.8)
Tobacco
Altria Group, Inc.	4,423	(237,825)	(44.7)
Total Reference Entity — Short		(5,467,208)
Net Value of Reference Entity — Barclays Bank PLC		$532,280
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination date August 18, 2026 to August 19, 2026:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Aerospace & Defense
TransDigm Group, Inc.	77	$ 105,737	10.8%
Automobile Components
Lear Corp.	32	3,733	0.4
	Shares	Value	% of Basket Value
Banks
Citigroup, Inc.	1,573	$ 98,533	10.1%
Citizens Financial Group, Inc.	5,193	223,558	22.8
		322,091
Biotechnology
Biogen, Inc.	36	7,371	0.7
Broadline Retail
Amazon.com, Inc.	3,302	589,407	60.3
Building Products
Allegion PLC	1,111	154,251	15.8
Capital Markets
Intercontinental Exchange, Inc.	937	151,372	15.5
Consumer Finance
Discover Financial Services	1,514	210,007	21.5
Consumer Staples Distribution & Retail
Dollar Tree, Inc.	124	10,477	1.1
Electrical Equipment
AMETEK, Inc.	1,044	178,576	18.3
Energy Equipment & Services
Baker Hughes Co., Class A	3,648	128,300	13.1
Financial Services
Visa, Inc., Class A	78	21,557	2.2
Health Care Equipment & Supplies
Boston Scientific Corp.	1,458	119,250	12.2
Health Care Providers & Services
Cardinal Health, Inc.	97	10,934	1.1
CVS Health Corp.	1,821	104,234	10.7
HCA Healthcare, Inc.	13	5,143	0.5
		120,311
Insurance
Fidelity National Financial, Inc., Class A	3,049	179,769	18.4
Interactive Media & Services
Alphabet, Inc., Class A	4,553	743,869	76.0
IT Services
Accenture PLC, Class A	280	95,746	9.8
Life Sciences Tools & Services
Thermo Fisher Scientific, Inc.	470	289,083	29.5
Media
Comcast Corp., Class A	10,658	421,737	43.1
Multi-Utilities
CMS Energy Corp.	7,549	512,275	52.4
Oil, Gas & Consumable Fuels
Devon Energy Corp.	5,517	247,051	25.3
EOG Resources, Inc.	156	20,096	2.0
Shell PLC	3,771	270,230	27.6
		537,377
Pharmaceuticals
Sanofi SA	1,078	60,648	6.2
Professional Services
Dun & Bradstreet Holdings, Inc.	8,928	107,136	10.9

Schedule of Investments (unaudited)  (continued)
August 31, 2024
BlackRock U.S. Insights Long/Short Equity Fund
	Shares	Value	% of Basket Value
Semiconductors & Semiconductor Equipment
Micron Technology, Inc.	204	$ 19,633	2.0%
Software
Microsoft Corp.	32	13,349	1.4
Textiles, Apparel & Luxury Goods
NIKE, Inc., Class B	1,211	100,901	10.3
Total Reference Entity — Long		5,203,963
Reference Entity — Short
Common Stocks
Automobiles
Tesla, Inc.	559	(119,687)	(12.2)
Banks
Fifth Third Bancorp	1,062	(45,337)	(4.6)
JPMorgan Chase & Co.	3,735	(839,628)	(85.9)
Truist Financial Corp.	1,108	(49,261)	(5.0)
		(934,226)
Building Products
Carrier Global Corp.	2,391	(174,017)	(17.8)
Capital Markets
KKR & Co., Inc., Class A	832	(102,977)	(10.5)
Chemicals
Linde PLC	111	(53,086)	(5.4)
Commercial Services & Supplies
GFL Environmental, Inc.	2,529	(109,531)	(11.2)
Electric Utilities
FirstEnergy Corp.	7,231	(317,586)	(32.4)
NextEra Energy, Inc.	1,114	(89,688)	(9.2)
		(407,274)
Electrical Equipment
Rockwell Automation, Inc.	926	(251,900)	(25.8)
Entertainment
Take-Two Interactive Software, Inc.	332	(53,688)	(5.5)
Food Products
Campbell Soup Co.	10,341	(514,154)	(52.6)
Health Care Equipment & Supplies
Dexcom, Inc.	1,286	(89,171)	(9.1)
Health Care Providers & Services
DaVita, Inc.	1,329	(200,573)	(20.5)
Insurance
Aflac, Inc.	1,030	(113,671)	(11.6)
IT Services
International Business Machines Corp.	252	(50,937)	(5.2)
Life Sciences Tools & Services
Repligen Corp.	281	(42,411)	(4.3)
Media
Omnicom Group, Inc.	966	(97,015)	(9.9)
Trade Desk, Inc. (The), Class A	83	(8,676)	(0.9)
		(105,691)
	Shares	Value	% of Basket Value
Oil, Gas & Consumable Fuels
Antero Resources Corp.	9,365	$ (252,761)	(25.9)%
CNX Resources Corp.	1,564	(43,276)	(4.4)
Exxon Mobil Corp.	125	(14,743)	(1.5)
Murphy Oil Corp.	2,465	(91,895)	(9.4)
Range Resources Corp.	849	(25,368)	(2.6)
Southwestern Energy Co.	16,736	(106,776)	(10.9)
		(534,819)
Pharmaceuticals
Johnson & Johnson	1,018	(168,845)	(17.3)
Viatris, Inc.	6,975	(84,258)	(8.6)
		(253,103)
Professional Services
Paychex, Inc.	704	(92,365)	(9.5)
Paycom Software, Inc.	78	(12,697)	(1.3)
		(105,062)
Textiles, Apparel & Luxury Goods
Amer Sports, Inc.	721	(9,842)	(1.0)
Total Reference Entity — Short		(4,225,820)
Net Value of Reference Entity — Goldman Sachs Bank USA		$978,143
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date February 9, 2028:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Banks
Citigroup, Inc.	136	$ 8,519	2.4%
Building Products
Allegion PLC	201	27,907	7.8
Capital Markets
Intercontinental Exchange, Inc.	1,572	253,957	71.3
Commercial Services & Supplies
Republic Services, Inc.	793	165,111	46.4
Waste Connections, Inc.	780	145,470	40.9
		310,581
Consumer Staples Distribution & Retail
Dollar Tree, Inc.	1,160	98,008	27.5
Electrical Equipment
AMETEK, Inc.	385	65,854	18.5
Hubbell, Inc.	372	148,770	41.8
		214,624
Financial Services
Visa, Inc., Class A	21	5,804	1.6

Schedule of Investments (unaudited)  (continued)
August 31, 2024
BlackRock U.S. Insights Long/Short Equity Fund
	Shares	Value	% of Basket Value
Health Care Equipment & Supplies
Baxter International, Inc.	6,547	$ 248,393	69.8%
Boston Scientific Corp.	1,990	162,762	45.7
		411,155
Health Care Providers & Services
Cardinal Health, Inc.	241	27,166	7.6
Humana, Inc.	513	181,843	51.1
		209,009
Insurance
Allstate Corp. (The)	195	36,843	10.3
Fidelity National Financial, Inc., Class A	5,559	327,759	92.1
		364,602
IT Services
Accenture PLC, Class A	9	3,078	0.9
Life Sciences Tools & Services
Fortrea Holdings, Inc.	3,597	82,947	23.3
Thermo Fisher Scientific, Inc.	965	593,542	166.7
		676,489
Media
Comcast Corp., Class A	6,063	239,913	67.4
Multi-Utilities
CMS Energy Corp.	4,901	332,582	93.4
Sempra	319	26,215	7.4
		358,797
Oil, Gas & Consumable Fuels
Canadian Natural Resources Ltd.	2,892	104,719	29.4
Cenovus Energy, Inc.	10,647	197,395	55.5
Devon Energy Corp.	1,585	70,976	20.0
Hess Corp.	158	21,814	6.1
Shell PLC	1,189	85,204	23.9
Suncor Energy, Inc.	4,019	162,930	45.8
		643,038
Professional Services
Dun & Bradstreet Holdings, Inc.	12,090	145,080	40.8
Semiconductors & Semiconductor Equipment
Applied Materials, Inc.	2,182	430,421	120.9
Micron Technology, Inc.	760	73,143	20.6
		503,564
Textiles, Apparel & Luxury Goods
NIKE, Inc., Class B	3,185	265,374	74.6
Total Reference Entity — Long		4,739,499
Reference Entity — Short
Common Stocks
Banks
Fifth Third Bancorp	2,994	(127,814)	(35.9)
JPMorgan Chase & Co.	309	(69,463)	(19.5)
		(197,277)
Building Products
Carrier Global Corp.	378	(27,511)	(7.7)
Capital Markets
Blackstone, Inc., Class A	2,812	(400,316)	(112.5)
KKR & Co., Inc., Class A	643	(79,584)	(22.4)
	Shares	Value	% of Basket Value
Capital Markets (continued)
Northern Trust Corp.	36	$ (3,284)	(0.9)%
Raymond James Financial, Inc.	1,111	(132,842)	(37.3)
		(616,026)
Chemicals
Linde PLC	810	(387,382)	(108.8)
Commercial Services & Supplies
Copart, Inc.	2,382	(126,151)	(35.4)
Electric Utilities
FirstEnergy Corp.	220	(9,662)	(2.7)
Electrical Equipment
Rockwell Automation, Inc.	90	(24,483)	(6.9)
Entertainment
Take-Two Interactive Software, Inc.	26	(4,204)	(1.2)
Food Products
Campbell Soup Co.	841	(41,815)	(11.7)
Ground Transportation
Norfolk Southern Corp.	310	(79,410)	(22.3)
Health Care Equipment & Supplies
Dexcom, Inc.	573	(39,732)	(11.2)
Envista Holdings Corp.	10,941	(199,782)	(56.1)
		(239,514)
Health Care Providers & Services
Centene Corp.	2,291	(180,600)	(50.7)
Interactive Media & Services
Match Group, Inc.	2,650	(98,606)	(27.7)
IT Services
International Business Machines Corp.	655	(132,395)	(37.2)
Life Sciences Tools & Services
Repligen Corp.	729	(110,028)	(30.9)
Media
Omnicom Group, Inc.	1,682	(168,923)	(47.5)
Trade Desk, Inc. (The), Class A	954	(99,722)	(28.0)
		(268,645)
Oil, Gas & Consumable Fuels
CNX Resources Corp.	14,418	(398,946)	(112.1)
Coterra Energy, Inc.	3,199	(77,832)	(21.9)
Exxon Mobil Corp.	4,330	(510,680)	(143.4)
Range Resources Corp.	248	(7,410)	(2.1)
Southwestern Energy Co.	3,584	(22,866)	(6.4)
		(1,017,734)
Pharmaceuticals
Organon & Co.	951	(21,255)	(6.0)
Viatris, Inc.	6,833	(82,542)	(23.2)
		(103,797)
Professional Services
Paycom Software, Inc.	793	(129,085)	(36.3)
Semiconductors & Semiconductor Equipment
Allegro MicroSystems, Inc.	4,601	(112,863)	(31.7)
KLA Corp.	429	(351,535)	(98.8)
		(464,398)

Schedule of Investments (unaudited)  (continued)
August 31, 2024
BlackRock U.S. Insights Long/Short Equity Fund
	Shares	Value	% of Basket Value
Specialized REITs
Iron Mountain, Inc.	1,102	$ (124,813)	(35.1)%
Total Reference Entity — Short		(4,383,536)
Net Value of Reference Entity — HSBC Bank PLC		$355,963
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Merrill Lynch International as of period end, termination date June 15, 2028:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Automobile Components
Aptiv PLC	57	$ 4,077	0.9%
Lear Corp.	807	94,137	21.4
		98,214
Automobiles
General Motors Co.	174	8,662	2.0
Banks
Citizens Financial Group, Inc.	15,972	687,595	156.0
Biotechnology
Biogen, Inc.	398	81,494	18.5
Broadline Retail
Amazon.com, Inc.	1,151	205,454	46.6
Capital Markets
Intercontinental Exchange, Inc.	2,422	391,274	88.8
Commercial Services & Supplies
Waste Connections, Inc.	2,216	413,284	93.8
Consumer Staples Distribution & Retail
Dollar Tree, Inc.	388	32,782	7.4
Electrical Equipment
AMETEK, Inc.	46	7,868	1.8
Health Care Equipment & Supplies
Boston Scientific Corp.	1,379	112,788	25.6
Health Care Providers & Services
Cardinal Health, Inc.	3,695	416,501	94.5
CVS Health Corp.	1,138	65,139	14.8
HCA Healthcare, Inc.	273	107,996	24.5
		589,636
Hotels, Restaurants & Leisure
DoorDash, Inc., Class A	852	109,661	24.9
Insurance
Allstate Corp. (The)	1,284	242,599	55.0
	Shares	Value	% of Basket Value
Life Sciences Tools & Services
Fortrea Holdings, Inc.	511	$ 11,784	2.7%
Thermo Fisher Scientific, Inc.	72	44,285	10.0
		56,069
Media
Fox Corp., Class A, NVS	7,393	305,848	69.4
Multi-Utilities
CMS Energy Corp.	119	8,075	1.8
Sempra	895	73,551	16.7
		81,626
Oil, Gas & Consumable Fuels
BP PLC	4,015	136,350	30.9
Cenovus Energy, Inc.	4,956	91,884	20.8
Chevron Corp.	980	144,991	32.9
EOG Resources, Inc.	4,318	556,245	126.2
Shell PLC	2,699	193,410	43.9
		1,122,880
Pharmaceuticals
Sanofi SA	1,213	68,243	15.5
Residential REITs
Mid-America Apartment Communities, Inc.	1,002	162,695	36.9
Semiconductors & Semiconductor Equipment
Micron Technology, Inc.	77	7,410	1.7
Software
Microsoft Corp.	262	109,291	24.8
Specialized REITs
Crown Castle, Inc.	4,938	553,155	125.5
Total Reference Entity — Long		5,448,528
Reference Entity — Short
Common Stocks
Banks
Fifth Third Bancorp	3,917	(167,217)	(37.9)
JPMorgan Chase & Co.	139	(31,247)	(7.1)
Truist Financial Corp.	2,358	(104,837)	(23.8)
		(303,301)
Capital Markets
Ares Management Corp., Class A	698	(102,187)	(23.2)
Blackstone, Inc., Class A	341	(48,545)	(11.0)
Goldman Sachs Group, Inc. (The)	293	(149,503)	(33.9)
KKR & Co., Inc., Class A	1,104	(136,642)	(31.0)
Northern Trust Corp.	1,063	(96,956)	(22.0)
		(533,833)
Commercial Services & Supplies
GFL Environmental, Inc.	1,199	(51,929)	(11.8)
Electric Utilities
Southern Co. (The)	8,053	(695,779)	(157.9)
Electrical Equipment
Rockwell Automation, Inc.	281	(76,440)	(17.3)
Food Products
Campbell Soup Co.	1,255	(62,399)	(14.2)

Schedule of Investments (unaudited)  (continued)
August 31, 2024
BlackRock U.S. Insights Long/Short Equity Fund
	Shares	Value	% of Basket Value
Ground Transportation
Norfolk Southern Corp.	995	$ (254,879)	(57.8)%
Health Care Equipment & Supplies
DENTSPLY SIRONA, Inc.	3,736	(94,483)	(21.4)
Health Care Providers & Services
Centene Corp.	2,285	(180,126)	(40.9)
Health Care Technology
Doximity, Inc., Class A	2,506	(92,171)	(20.9)
Interactive Media & Services
Match Group, Inc.	103	(3,833)	(0.9)
IT Services
International Business Machines Corp.	2,967	(599,720)	(136.1)
Life Sciences Tools & Services
Repligen Corp.	55	(8,301)	(1.9)
Media
Trade Desk, Inc. (The), Class A	1,755	(183,450)	(41.6)
Office REITs
BXP, Inc.	122	(9,177)	(2.1)
Oil, Gas & Consumable Fuels
CNX Resources Corp.	2,383	(65,938)	(15.0)
Coterra Energy, Inc.	5,554	(135,129)	(30.7)
	Shares	Value	% of Basket Value
Oil, Gas & Consumable Fuels (continued)
Diamondback Energy, Inc.	1,438	$ (280,568)	(63.7)%
Enbridge, Inc.	5,489	(220,548)	(50.0)
Exxon Mobil Corp.	35	(4,128)	(0.9)
Occidental Petroleum Corp.	8,925	(508,546)	(115.4)
Range Resources Corp.	2,911	(86,981)	(19.7)
		(1,301,838)
Pharmaceuticals
Organon & Co.	4,792	(107,101)	(24.3)
Viatris, Inc.	4,485	(54,179)	(12.3)
		(161,280)
Professional Services
Paycom Software, Inc.	927	(150,897)	(34.2)
Retail REITs
Regency Centers Corp.	785	(57,062)	(12.9)
Semiconductors & Semiconductor Equipment
ON Semiconductor Corp.	1,207	(93,989)	(21.3)
Software
ANSYS, Inc.	289	(92,890)	(21.1)
Total Reference Entity — Short		(5,007,777)
Net Value of Reference Entity — Merrill Lynch International		$440,751

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)  (continued)
August 31, 2024
BlackRock U.S. Insights Long/Short Equity Fund
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 99,086	$ —	$ —	$ 99,086
Short-Term Securities
U.S. Treasury Obligations	—	10,749,600	—	10,749,600
	$ 99,086	$ 10,749,600	$ —	$ 10,848,686
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 50,275	$ 24,487	$ —	$ 74,762
Liabilities
Equity Contracts	—	(166,500)	—	(166,500)
	$ 50,275	$ (142,013)	$ —	$ (91,738)
(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
USD	United States Dollar
Portfolio Abbreviation
NVS	Non-Voting Shares
OTC	Over-the-Counter